Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks		$ 21,453	$ 19,505
Investment securities
Held-to-maturity (fair value $44,964 and $43,723, respectively)		46,050	44,362
Available-for-sale ($2,057 and $689 pledged as collateral, respectively)	[1]	66,115	68,137
Loans held for sale (including $2,035 and $3,534 of mortgage loans carried at fair value, respectively)		2,056	3,554
Loans
Commercial		102,444	97,561
Commercial real estate		39,539	40,463
Residential mortgages		65,034	59,783
Credit card		23,363	22,180
Other retail		56,430	57,324
Covered loans			3,121
Total loans		286,810	280,432
Less allowance for loan losses		(3,973)	(3,925)
Net loans		282,837	276,507
Premises and equipment		2,457	2,432
Goodwill		9,369	9,434
Other intangible assets		3,392	3,228
Other assets (including $843 and $238 of trading securities at fair value pledged as collateral, respectively)	[1]	33,645	34,881
Total assets		467,374	462,040
Deposits
Noninterest-bearing		81,811	87,557
Interest-bearing	[2]	263,664	259,658
Total deposits		345,475	347,215
Short-term borrowings		14,139	16,651
Long-term debt		41,340	32,259
Other liabilities		14,763	16,249
Total liabilities		415,717	412,374
Shareholders' equity
Preferred stock		5,984	5,419
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2018 and 2017 - 2,125,725,742 shares		21	21
Capital surplus		8,469	8,464
Retained earnings		59,065	54,142
Less cost of common stock in treasury: 2018 - 517,391,021 shares; 2017 - 470,080,231 shares		(20,188)	(17,602)
Accumulated other comprehensive income (loss)		(2,322)	(1,404)
Total U.S. Bancorp shareholders' equity		51,029	49,040
Noncontrolling interests		628	626
Total equity		51,657	49,666
Total liabilities and equity		$ 467,374	$ 462,040

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	lncludes time deposits greater than $250,000 balances of $15.3 billion and $6.8 billion at December 31, 2018 and 2017, respectively.